UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-21759

Name of Fund:  BlackRock Long-Horizon Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon

Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 04/30/2013

Item 1 – Report to Stockholders

APRIL 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Long-Horizon Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Dear Shareholder

About this time one year ago, financial market activity was dominated by concerns about Europe’s debt crisis. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced its sovereign bond-buying program designed to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors became more concerned about the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. High levels of global market volatility persisted through year-end due to fears that bipartisan gridlock would preclude a timely resolution, putting the US economy at high risk for recession. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although decisions relating to spending cuts and the debt ceiling were postponed, leaving lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction of yields).

However, bond markets regained strength in February (as yields once again dropped) when global economic momentum slowed and investors toned down their risk appetite. International stock markets weakened amid a resurgence of macro risk out of Europe. A stalemate presidential election in Italy was a reminder that political instability continued to plague the eurozone and a severe banking crisis in Cyprus underscored the fragility of the broader European banking system. In the United States, stocks continued to rise, but at a more moderate pace. Investors grew more cautious given uncertainty as to how long the central bank would continue its stimulus programs. How government spending cuts would impact the already slow economic recovery was another concern. But improving labor market data and rising home prices boosted sentiment in March, pushing major US stock indices to all-time highs. Investors scaled back their enthusiasm in April due to a series of disappointing economic reports. On the whole, US stocks have performed well thus far in 2013 as the US economy demonstrated enough resilience to allay fears of recession, but growth has remained slow enough to dissuade the US Federal Reserve from changing its stance.

Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment. For the 6- and 12-month periods ended April 30, 2013, US and international stocks and high yield bonds posted strong gains. Emerging market equities lagged the rally as the uneven pace of global growth raised doubts that developing economies could thrive in the near term. US Treasury yields were highly volatile over the past 12 months, although they continue to remain low from a historical perspective. US Treasury and investment-grade bonds generated modest returns in this environment, while tax-exempt municipal bonds benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Market conditions have improved over the past couple of years, but investors still remain highly uncertain and many of the old ways of investing no longer work. That’s why the new world of investing calls for a new approach. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. Visit www.blackrockplan.com to learn more about how to take action.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	14.42%	16.89%
US small cap equities (Russell 2000® Index)	16.58	17.69
International equities (MSCI Europe, Australasia, Far East Index)	16.90	19.39
Emerging market equities (MSCI Emerging Markets Index)	5.29	3.97
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	1.52	5.07
US investment grade bonds (Barclays US Aggregate Bond Index)	0.90	3.68
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.01	5.74
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.26	13.95
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2013

Investment Objective

BlackRock Long-Horizon Equity Fund’s (the “Fund”) investment objective is to provide high total investment return.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended April 30, 2013, the Fund outperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”).

What factors influenced performance?

•	The Fund’s overweight exposure relative to the benchmark index in the consumer discretionary sector drove outperformance, as did its underweight position in energy. Investments in The Swatch Group AG in consumer discretionary and Roche Holding AG in health care were the largest stock contributors for the period.

•	Conversely, the Fund’s underweight positions in financials and overweight in consumer staples detracted from returns. Holdings in Imperial Tobacco Group Plc and Cognizant Technology Solutions Corp. had negative impacts on relative performance.

Describe recent portfolio activity.

•	During the six-month period, there were few material changes to positioning as this is a low-turnover portfolio. The Fund exited its position in information technology name EMC Corp. and initiated a position in Citigroup, Inc.

Describe portfolio positioning at period end.

•	As of period end, the Fund had large exposures to consumer discretionary and consumer staples companies, particularly consumer durables, media and tobacco. The positioning is such in order to benefit from the recurring cash flows which these businesses generate. They also tend to have the pricing power necessary to sustainably grow earnings over the medium and long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Imperial Tobacco Group Plc	5%
Microsoft Corp.	5
Nestlé SA, Registered Shares	5
AutoZone, Inc.	5
Coach, Inc.	5
Newell Rubbermaid, Inc.	5
Assa Abloy AB, Class B	4
Philip Morris International, Inc.	4
British American Tobacco Plc	4
Pfizer, Inc.	4

Geographic Allocation	Percent of Long-Term Investments

United States	52%
Switzerland	15
United Kingdom	13
Sweden	4
Belgium	4
India	3
Finland	3
China	2
Argentina	2
Netherlands	2

4	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund’s total returns prior to October 15, 2012 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Global Dynamic Equity Fund.

[3]	This unmanaged index is a free float-adjusted, market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2013

		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	15.42%	16.74%	N/A	2.55%	N/A	7.35%	N/A
Investor A	15.28	16.41	10.30%	2.26	1.17%	7.06	6.29%
Investor B	14.79	15.44	10.94	1.44	1.06	6.21	6.21
Investor C	14.84	15.59	14.59	1.50	1.50	6.26	6.26
Class R	15.09	15.93	N/A	1.88	N/A	6.68	N/A
MSCI ACWI	13.46	15.02	N/A	1.53	N/A	5.22	N/A

[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on November 4, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•	Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) These shares are only available through exchanges and dividend reinvestment by existing shareholders or for purchase by certain employer-sponsored retirement plans.

•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•	Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to March 1, 2007, Class R Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s investment advisor waived a portion of its fees. Without such waiver, the Fund’s returns would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after March 1, 2014.

6	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on November 1, 2012 and held through April 30, 2013) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,154.20	$5.50	$1,000.00	$1,019.69	$5.16	1.03%
Investor A	$1,000.00	$1,152.80	$6.89	$1,000.00	$1,018.39	$6.46	1.29%
Investor B	$1,000.00	$1,147.90	$11.50	$1,000.00	$1,014.09	$10.79	2.16%
Investor C	$1,000.00	$1,148.40	$11.03	$1,000.00	$1,014.49	$10.34	2.07%
Class R	$1,000.00	$1,150.90	$9.07	$1,000.00	$1,016.39	$8.50	1.70%

[1]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	7

Schedule of Investments April 30, 2013 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 2.1%
MercadoLibre, Inc. (a)	134,990	$13,578,644
Belgium — 3.8%
Anheuser-Busch InBev NV	255,763	24,571,287
China — 2.3%
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	3,106,585	124,263
Want Want China Holdings Ltd.	9,468,000	15,040,923

		15,165,186
Finland — 3.1%
Kone Oyj, Class B	223,762	19,777,989
India — 3.1%
HDFC Bank Ltd.	1,569,131	19,923,691
Netherlands — 1.6%
ASML Holding NV	137,957	10,265,784
Sweden — 4.4%
Assa Abloy AB, Class B	702,457	28,111,466
Switzerland — 15.0%
Cie Financiere Richemont SA, Class A	228,653	18,504,588
Nestle SA, Registered Shares	450,498	32,126,112
Roche Holding AG	105,130	26,318,285
The Swatch Group AG	33,926	19,464,037

		96,413,022
Taiwan — 0.0%
Chunghwa Telecom Co. Ltd.	1	3
United Kingdom — 12.3%
British American Tobacco Plc	491,875	27,267,197
British Sky Broadcasting Group Plc	1,322,411	17,331,101
Delta Topco Ltd. (b)	1,559,597	993,931
Imperial Tobacco Group Plc	952,564	34,059,727

		79,651,956
United States — 51.9%
AutoZone, Inc. (b)	76,732	31,390,294
Citigroup, Inc.	275,159	12,838,919
Coach, Inc.	506,529	29,814,297
Cognizant Technology Solutions Corp., Class A (b)	228,682	14,818,594
Comcast Corp., Class A	533,344	22,027,107
DIRECTV (b)	401,289	22,696,906
Discovery Communications, Inc., Class A (b)	198,246	15,625,750
JPMorgan Chase & Co.	336,238	16,479,024
McDonald’s Corp.	206,281	21,069,541
Microsoft Corp.	980,293	32,447,698
Newell Rubbermaid, Inc.	1,127,268	29,692,239
Pfizer, Inc.	917,385	26,668,382
Philip Morris International, Inc.	291,386	27,853,588
Praxair, Inc.	122,480	13,999,464
Veeco Instruments, Inc. (b)	442,506	16,846,203

		334,268,006
Total Common Stocks — 99.6%		641,727,034

Corporate Bonds	Par (000)	Value
China — 0.1%
China Milk Products Group Ltd., 0.00%, 1/15/2012 (b)(c)(d)	USD 1,000	$300,000
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/2010 (b)(c)(d)(e)	CNY 10,800	17,518
United Kingdom — 0.2%
Delta Topco Ltd., 10.00%, 11/24/60 (e)(f)	USD 1,289	1,309,732
Total Corporate Bonds — 0.3%		1,627,250

Investment Companies	Shares
Vietnam — 0.0%
Vinaland Ltd. (b)	2,372	1,030

Warrants (g)
Canada — 0.0%
Kinross Gold Corp. (Issued/exercisable 10/29/08, 1 share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00) (a)(b)	36,725	182
Total Long-Term Investments (Cost — $561,739,835) — 99.9%		643,355,496

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 2.2%
BlackRock Liquidity Series LLC, Money Market Series, 0.22% (h)(i)(j)	USD 13,932	13,931,850

Time Deposits	Par (000)
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.07%, 5/01/13	GBP 148	230,006
Total Short-Term Securities (Cost — $14,161,856) — 2.2%		14,161,856
Total Investments (Cost—$575,901,691) — 102.1%		657,517,352
Liabilities in Excess of Other Assets — (2.1)%		(13,245,558)

Net Assets — 100.0%		$644,271,794

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD	Canadian Dollar
	CNY	Chinese Yuan Renminbi
	GBP	British Pound
	USD	US Dollar

See Notes to Financial Statements.

8	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Schedule of Investments (continued)

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(h)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2012	Net Activity	Shares/Beneficial Interest Held at April 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,133,597	(14,133,597)	—	$1,309
BlackRock Liquidity Series LLC, Money Market Series	$32,660,500	$(18,728,650)	$13,931,850	$37,897
(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$13,578,644	—	—	$13,578,644
Belgium	—	$24,571,287	—	24,571,287
China	—	15,165,186	—	15,165,186
Finland	—	19,777,989	—	19,777,989
India	—	19,923,691	—	19,923,691
Netherlands	—	10,265,784	—	10,265,784
Sweden	—	28,111,466	—	28,111,466
Switzerland	—	96,413,022	—	96,413,022
Taiwan	—	3	—	3
United Kingdom	—	78,658,025	$993,931	79,651,956
United States	334,268,006	—	—	334,268,006
Corporate Bonds	—	—	1,627,250	1,627,250
Investment Companies	1,030	—	—	1,030
Warrants	182	—	—	182
Short-Term Securities:
Money Market Funds	—	13,931,850	—	13,931,850
Time Deposits	—	230,006	—	230,006

Total	$347,847,862	$307,048,309	$2,621,181	$657,517,352

See Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	9

Schedule of Investments (concluded)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$ 3,481	—	—	$3,481
Liabilities:
Bank overdraft		$(476,986)		(476,986)
Collateral on securities loaned at value	—	(13,931,850)	—	(13,931,850)

Total	$ 3,481	$(14,408,836)	—	$(14,405,355)

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

10	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $13,555,649) (cost — $561,969,841)	$643,585,502
Investments at value — affiliated (cost — $13,931,850)	13,931,850
Foreign currency at value (cost — $3,481)	3,481
Investments sold receivable	13,287,221
Dividends receivable	2,303,443
Capital shares sold receivable	106,855
Interest receivable	42,405
Securities lending income receivable — affiliated	5,010
Prepaid expenses	6,667

Total assets	673,272,434

Liabilities
Bank overdraft	476,986
Collateral on securities loaned at value	13,931,850
Investments purchased payable	12,935,307
Capital shares redeemed payable	549,465
Investment advisory fees payable	419,881
Deferred foreign capital gain tax	196,391
Service and distribution fees payable	185,050
Other affiliates payable	5,304
Other accrued expenses payable	300,406

Total liabilities	29,000,640

Net Assets	$644,271,794

Net Assets Consist of
Paid-in capital	$558,490,682
Undistributed net investment income	3,966,716
Accumulated net realized gain	346,346
Net unrealized appreciation/depreciation	81,468,050

Net Assets	$644,271,794

Net Asset Value
Institutional — Based on net assets of $132,531,925 and 9,728,228 shares outstanding, unlimited shares authorized, $0.10 par value	$13.62

Investor A — Based on net assets of $361,439,391 and 26,567,124 shares outstanding, unlimited shares authorized, $0.10 par value	$13.60

Investor B — Based on net assets of $8,428,681 and 617,074 shares outstanding, unlimited shares authorized, $0.10 par value	$13.66

Investor C — Based on net assets of $135,073,991 and 9,961,810 shares outstanding, unlimited shares authorized, $0.10 par value	$13.56

Class R — Based on net assets of $6,797,806 and 500,546 shares outstanding, unlimited shares authorized, $0.10 par value	$13.58

See Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	11

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Investment Income
Dividends — unaffiliated	$8,893,168
Foreign taxes withheld	(575,500)
Interest	72,533
Securities lending — affiliated — net	37,897
Dividends — affiliated	1,309

Total income	8,429,407

Expenses
Investment advisory	2,526,561
Service — Investor A	437,380
Service and distribution — Investor B	42,740
Service and distribution — Investor C	656,479
Service and distribution — Class R	16,542
Transfer agent — Institutional	70,448
Transfer agent — Investor A	202,402
Transfer agent — Investor B	10,069
Transfer agent — Investor C	93,224
Transfer agent — Class R	14,636
Custodian	131,835
Accounting services	96,941
Professional	61,028
Registration	42,838
Printing	25,667
Officer and Trustees	15,467
Miscellaneous	24,892

Total expenses	4,469,149
Less fees waived by Manager	(700)
Less transfer agent fees waived and/or reimbursed — class specific	(5,579)

Total expenses after fees waived and/or reimbursed	4,462,870

Net investment income	3,966,537

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments (including $127,383 in foreign capital gain tax)	961,909
Foreign currency transactions	(98,880)

863,029

Net change in unrealized appreciation/depreciation on:
Investments (including $196,390 foreign capital gain tax)	85,296,286
Foreign currency translations	53,774

85,350,060

Total realized and unrealized gain	86,213,089

Net Increase in Net Assets Resulting from Operations	$90,179,626

See Notes to Financial Statements.

12	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012[1]

Operations
Net investment income	$3,966,537	$6,786,873
Net realized gain	863,029	164,036,111
Net change in unrealized appreciation/depreciation	85,350,060	(116,614,308)

Net increase in net assets resulting from operations	90,179,626	54,208,676

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(3,843,222)	(8,689,066)[2]
Investor A	(9,405,204)	(9,318,899)[2]
Investor B	(151,608)	(187,400)[2]
Investor C	(2,557,789)	(2,667,467)[2]
Class R	(154,591)	(137,233)[2]
Net realized gain:
Institutional	(2,998,677)	—
Investor A	(7,940,477)	—
Investor B	(196,010)	—
Investor C	(2,995,459)	—
Class R	(150,398)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(30,393,435)	(21,000,065)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(56,822,868)	(279,610,603)

Net Assets
Total increase (decrease) in net assets	2,963,323	(246,401,992)
Beginning of period	641,308,471	887,710,463

End of period	$644,271,794	$641,308,471

Undistributed net investment income	$3,966,716	$16,112,593

[1]	Consolidated Statement of Changes in Net Assets.

[2]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	13

Financial Highlights

	Institutional
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012 (Consolidated)	2011 (Consolidated)		2010 (Consolidated)	2009 (Consolidated)	2008

Per Share Operating Performance
Net asset value, beginning of period	$12.43		$11.98	$11.93		$10.52	$8.98	$15.11

Net investment income[1]	0.10		0.14	0.15		0.12	0.15	0.15
Net realized and unrealized gain (loss)	1.75		0.64	0.02	[2]	1.44 [2]	1.52 [2]	(5.60)[2]

Net increase (decrease) from investment operations	1.85		0.78	0.17		1.56	1.67	(5.45)

Dividends and distributions from:
Net investment income	(0.37)		(0.33)[3]	(0.12)[3]		(0.15)[3]	(0.13)[3]	(0.11)[3]
Net realized gain	(0.29)		—	—		—	—	(0.57)[3]

Total dividends and distributions	(0.66)		(0.33)	(0.12)		(0.15)	(0.13)	(0.68)

Net asset value, end of period	$13.62		$12.43	$11.98		$11.93	$10.52	$8.98

Total Investment Return[4]
Based on net asset value	15.42%	[5]	6.93%	1.41%		14.92%	18.98%	(37.62)%

Ratios to Average Net Assets
Total expenses	1.03%	[6]	1.01%	1.00%		1.01%	1.07%	1.12%

Total expenses after fees waived	1.03%	[6]	1.00%	1.00%		1.01%	1.04%	1.09%

Total expenses after fees waived, excluding reorganization expenses and dividend expense	1.03%	[6]	1.00%	1.00%	[7]	1.01%	1.02%	0.99%

Net investment income	1.64%	[6]	1.17%	1.19%		1.09%	1.62%	1.13%

Supplemental Data
Net assets, end of period (000)	$132,532		$138,976	$319,863		$293,944	$235,264	$233,081

Portfolio turnover	7%		112%	37%		32%	35%	66%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which had no impact to the ratio.

See Notes to Financial Statements.

14	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Financial Highlights (continued)

	Investor A
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012 (Consolidated)	2011 (Consolidated)	2010 (Consolidated)	2009 (Consolidated)	2008

Per Share Operating Performance
Net asset value, beginning of period	$12.40	$11.95	$11.90	$10.50	$8.96	$15.08

Net investment income[1]	0.09	0.12	0.11	0.09	0.12	0.11
Net realized and unrealized gain (loss)	1.74	0.63	0.03 [2]	1.43 [2]	1.52 [2]	(5.57)[2]

Net increase (decrease) from investment operations	1.83	0.75	0.14	1.52	1.64	(5.46)

Dividends and distributions from:
Net investment income	(0.34)	(0.30)[3]	(0.09)[3]	(0.12)[3]	(0.10)[3]	(0.09)[3]
Net realized gain	(0.29)	—	—	—	—	(0.57)[3]

Total dividends and distributions	(0.63)	(0.30)	(0.09)	(0.12)	(0.10)	(0.66)

Net asset value, end of period	$13.60	$12.40	$11.95	$11.90	$10.50	$8.96

Total Investment Return[4]
Based on net asset value	15.28%[5]	6.62%	1.14%	14.57%	18.58%	(37.74)%

Ratios to Average Net Assets
Total expenses	1.29%[6]	1.28%	1.26%	1.28%	1.34%	1.38%

Total expenses after fees waived	1.29%[6]	1.28%	1.26%	1.28%	1.30%	1.35%

Total expenses after fees waived, excluding reorganization expenses and dividend expense	1.29%[6]	1.28%	1.26%[7]	1.27%	1.27%	1.25%

Net investment income	1.38%[6]	1.04%	0.91%	0.82%	1.37%	0.88%

Supplemental Data
Net assets, end of period (000)	$361,439	$353,237	$381,311	$411,573	$400,668	$372,188

Portfolio turnover	7%	112%	37%	32%	35%	66%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which had no impact to the ratio.

See Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	15

Financial Highlights (continued)

	Investor B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012 (Consolidated)	2011 (Consolidated)		2010 (Consolidated)	2009 (Consolidated)		2008

Per Share Operating Performance
Net asset value, beginning of period	$12.39		$11.90	$11.86		$10.45	$8.88		$14.98

Net investment income (loss)[1]	0.03		0.02	(0.06)		(0.00)[2]	0.05		0.01
Net realized and unrealized gain (loss)	1.75		0.64	0.10	[3]	1.43 [3]	1.52	[3]	(5.54)[3]

Net increase (decrease) from investment operations	1.78		0.66	0.04		1.43	1.57		(5.53)

Dividends and distributions from:
Net investment income	(0.22)		(0.17)[4]	—		(0.02)[4]	—		(0.00)[2,4]
Net realized gain	(0.29)		—	—		—	—		(0.57)[4]

Total dividends and distributions	(0.51)		(0.17)	—		(0.02)	—		(0.57)

Net asset value, end of period	$13.66		$12.39	$11.90		$11.86	$10.45		$8.88

Total Investment Return[5]
Based on net asset value	14.79%	[6]	5.76%	0.34%		13.66%	17.68%		(38.24)%

Ratios to Average Net Assets
Total expenses	2.16%	[7]	2.12%	2.08%		2.11%	2.22%		2.21%

Total expenses after fees waived	2.16%	[7]	2.12%	2.08%		2.11%	2.08%		2.15%

Total expenses after fees waived, excluding reorganization expenses and dividend expense	2.16%	[7]	2.12%	2.08%	[8]	2.10%	2.06%		2.05%

Net investment income (loss)	0.49%	[7]	0.18%	(0.50)%		(0.01)%	0.51%		0.05%

Supplemental Data
Net assets, end of period (000)	$8,429		$8,868	$13,819		$18,321	$22,889		$34,682

Portfolio turnover	7%		112%	37%		32%	35%		66%

[1]	Based on average shares outstanding.

[2]	Amount is greater than $(0.01) per share.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Dividends and distributions are determined in accordance with federal income tax regulations.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Annualized.

[8]	Excludes stock loan fees, which had no impact to the ratio.

See Notes to Financial Statements.

16	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Financial Highlights (continued)

	Investor C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012 (Consolidated)	2011 (Consolidated)		2010 (Consolidated)	2009 (Consolidated)	2008

Per Share Operating Performance
Net asset value, beginning of period	$12.32		$11.85	$11.81		$10.42	$8.87	$14.97

Net investment income[1]	0.04		0.03	0.02		0.01	0.06	0.01
Net realized and unrealized gain (loss)	1.73		0.64	0.02	[2]	1.42 [2]	1.50 [2]	(5.52)

Net increase (decrease) from investment operations	1.77		0.67	0.04		1.43	1.56	(5.51)

Dividends and distributions from:
Net investment income	(0.24)		(0.20)[3]	—		(0.04)[3]	(0.01)[3]	(0.02)[3]
Net realized gain	(0.29)		—	—		—	—	(0.57)[3]

Total dividends and distributions	(0.53)		(0.20)	—		(0.04)	(0.01)	(0.59)

Net asset value, end of period	$13.56		$12.32	$11.85		$11.81	$10.42	$8.87

Total Investment Return[4]
Based on net asset value	14.84%	[5]	5.85%	0.34%		13.75%	17.64%	(38.20)%

Ratios to Average Net Assets
Total expenses	2.07%	[6]	2.05%	2.02%		2.04%	2.10%	2.14%

Total expenses after fees waived	2.07%	[6]	2.05%	2.02%		2.04%	2.07%	2.11%

Total expenses after fees waived, excluding reorganization expenses and dividend expense	2.07%	[6]	2.05%	2.02%	[7]	2.04%	2.05%	2.01%

Net investment income	0.60%	[6]	0.26%	0.13%		0.06%	0.64%	0.12%

Supplemental Data
Net assets, end of period (000)	$135,074		$133,374	$165,823		$182,756	$187,335	$183,125

Portfolio turnover	7%		112%	37%		32%	35%	66%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which had no impact to the ratio.

See Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	17

Financial Highlights (concluded)

	Class R
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012 (Consolidated)	2011 (Consolidated)		2010 (Consolidated)	2009 (Consolidated)	2008

Per Share Operating Performance
Net asset value, beginning of period	$12.36		$11.89	$11.85		$10.46	$8.92	$15.04

Net investment income[1]	0.06		0.07	0.06		0.04	0.09	0.08
Net realized and unrealized gain (loss)	1.74		0.63	0.02	[2]	1.44 [2]	1.51 [2]	(5.57)[2]

Net increase (decrease) from investment operations	1.80		0.70	0.08		1.48	1.60	(5.49)

Dividends and distributions from:
Net investment income	(0.29)		(0.23)[3]	(0.04)[3]		(0.09)[3]	(0.06)[3]	(0.06)[3]
Net realized gain	(0.29)		—	—		—	—	(0.57)[3]

Total dividends and distributions	(0.58)		(0.23)	(0.04)		(0.09)	(0.06)	(0.63)

Net asset value, end of period	$13.58		$12.36	$11.89		$11.85	$10.46	$8.92

Total Investment Return[4]
Based on net asset value	15.09%	[5]	6.17%	0.68%		14.20%	18.16%	(37.95)%

Ratios to Average Net Assets
Total expenses	1.87%	[6]	1.83%	1.77%		1.78%	1.93%	1.92%

Total expenses after fees waived and paid indirectly	1.70%	[6]	1.69%	1.70%		1.70%	1.62%	1.64%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.70%	[6]	1.69%	1.70%	[7]	1.69%	1.60%	1.54%

Net investment income	0.95%	[6]	0.62%	0.48%		0.40%	1.02%	0.60%

Supplemental Data
Net assets, end of period (000)	$6,798		$6,853	$6,895		$9,072	$8,570	$7,183

Portfolio turnover	7%		112%	37%		32%	35%	66%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which had no impact to the ratio.

See Notes to Financial Statements.

18	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Long-Horizon Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Delaware statutory trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge (“CDSC”). Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Fund values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	19

Notes to Financial Statements (continued)

approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board.

Foreign Currency: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations, which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend

20	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Notes to Financial Statements (continued)

date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Fund may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Fund has a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended April 30, 2013, any securities on loan were collateralized by cash.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended October 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial Statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial Statement disclosures.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	21

Notes to Financial Statements (continued)

economically hedge its exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not, the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swaps, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, US bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the

22	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Notes to Financial Statements (continued)

terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended April 30, 2013
Net Realized Gain (Loss) From
Foreign currency exchange contracts:
Foreign currency transactions	$(16,755)
Net Change in Unrealized Appreciation/Depreciation on
Foreign currency exchange contracts:
Foreign currency translations	$(192)

For the six months ended April 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	1
Average number of contracts — US dollars sold	4[1]
Average US dollar amounts purchased	$2,217,126
Average US dollar amounts sold	$9,628,126[1]

[1]	Actual contract amount shown due to limited activity.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.80%
$1 Billion — $3 Billion	0.75%
$3 Billion — $5 Billion	0.72%
$5 Billion — $10 Billion	0.70%
Greater than $10 Billion	0.68%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended April 30, 2013, the Fund reimbursed the Manager $3,714 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business, in order to limit expenses. The current expense limitation as a percentage of average daily net assets are as follows: 1.15% for Institutional, 1.43% for Investor A, 2.29% for Investor B and Investor C and 1.70% for Class R. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2014 unless approved by the Board, including a majority of the Independent Trustees. These amounts are shown as transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended April 30, 2013, the Fund waived and/or reimbursed the followings amounts:

Class R	$5,579

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	23

Notes to Financial Statements (continued)

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2013, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$802
Investor A	$2,898
Investor B	$181
Investor C	$1,164
Class R	$75

For the six months ended April 30, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which total $1,688.

For the six months ended April 30, 2013, affiliates received CDSCs as follows:

Investor A	$1,799
Investor B	$4,851
Investor C	$2,741

The Fund received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management, LLC (“BIM”) as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Fund benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Fund is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended April 30, 2013, BIM received $20,305 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or Trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2013, were $41,953,661 and $111,948,762, respectively.

5. Income Tax Information:

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$576,158,289

Gross unrealized appreciation	$87,525,627
Gross unrealized depreciation	(6,166,564)

Net unrealized appreciation	$81,359,063

6. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Fund did not borrow under the credit agreement during the six months ended April 30, 2012.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty

24	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Notes to Financial Statements (continued)

credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedule of Investments for concentrations in specific countries.

As of April 30, 2013, the Fund had the following industry classifications:

Industry	Percent of Long-Term Investments
Tobacco	14%
Textiles, Apparel & Luxury Goods	11
Pharmaceuticals	8
Food Products	7
Software	5
Specialty Retail	5
Household Durables	5
Diversified Financial Services	5
Other[1]	40

[1]	All other industries held were less than 5% of long-term investments.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Amount	Shares	Amount
Institutional
Shares sold	632,070	$8,064,655	3,904,435	$47,281,824
Shares issued to shareholders in reinvestment of dividends and distributions	436,919	5,343,523	671,836	7,268,276
Shares redeemed	(2,521,397)	(32,330,313)	(20,103,795)	(248,294,579)

Net decrease	(1,452,408)	$(18,922,135)	(15,527,524)	$(193,744,479)

Investor A
Shares sold and automatic conversion of shares	575,303	$7,292,610	2,852,461	$34,711,475
Shares issued to shareholders in reinvestment of dividends and distributions	1,237,425	15,133,876	734,877	7,965,395
Shares redeemed	(3,725,811)	(47,241,985)	(7,010,849)	(84,541,620)

Net decrease	(1,913,083)	$(24,815,499)	(3,423,511)	$(41,864,750)

Investor B
Shares sold	2,552	$32,697	18,487	$218,991
Shares issued to shareholders in reinvestment of dividends and distributions	23,900	294,449	14,717	160,406
Shares redeemed and automatic conversion of shares	(125,230)	(1,603,971)	(478,609)	(5,768,335)

Net decrease	(98,778)	$(1,276,825)	(445,405)	$(5,388,938)

Investor C
Shares sold	190,951	$2,417,439	675,954	$8,033,621
Shares issued to shareholders in reinvestment of dividends and distributions	394,978	4,826,670	210,701	2,283,776
Shares redeemed	(1,451,664)	(18,360,557)	(4,050,066)	(48,583,144)

Net decrease	(865,735)	$(11,116,448)	(3,163,411)	$(38,265,747)

Class R
Shares sold	55,148	$703,207	170,584	$2,021,256
Shares issued to shareholders in reinvestment of dividends and distributions	24,668	301,442	12,412	134,547
Shares redeemed	(133,601)	(1,696,610)	(208,503)	(2,502,492)

Net decrease	(53,785)	$(691,961)	(25,507)	$(346,689)

Total Net Decrease	(4,383,789)	$(56,822,868)	(22,585,358)	$(279,610,603)

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	25

Notes to Financial Statements (concluded)

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial Statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial Statements.

26	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock International Limited

Edinburgh, EH3 8JB

United Kingdom

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	27

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at

http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

28	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013	29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

30	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2013

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

LHE-4/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: July 2, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date: July 2, 2013

3